Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	8 Months Ended	9 Months Ended	51 Months Ended
	Mar. 28, 2012	Apr. 30, 2012	Apr. 30, 2012
Consolidated Statement of Stockholders' Equity (Deficit)
Public offering, issuance costs	$ 542,500	$ 542,500	$ 542,500